NOTE RECEIVABLES	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
NOTE RECEIVABLES
NOTE 9 - NOTE RECEIVABLES

As of March 31, 2021, Note receivables consist of the following:

	March 31, 2021	December 31, 2020
Note receivables	$4,516,275	3,097,981
	4,516,275	3,097,981

Note receivable is related to the short-term loan of RMB 30 million to a third party with annual interest of 5%, which will be matured on November 4, 2021. As at March 31, 2021, the accrued interest for the loan is $57,026.

As of December 31, 2020, Note receivables consist of the following:

	December 31, 2020	December 31, 2019
Note receivables	3,097,981	-

Note receivable is related to the short-term loan of RMB 30 million to a third party with annual interest of 5%, which will be matured on November 4, 2021. As at December 31, 2020, the accrued interest for the loan is $33,646.